CERTAIN TRANSACTIONS (Details 7)	9 Months Ended				9 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 ILS	Sep. 30, 2013 Senior Notes Due 2014 [ Member] USD ($)	Sep. 30, 2013 Senior Notes Due 2016 [ Member] USD ($)	Sep. 30, 2013 Senior Notes Due 2015 [Member] USD ($)	Sep. 30, 2013 Senior Notes Due 2011 [Member] USD ($)
Debt Instrument [Line Items]
Prepayment of debt	$ 1,800,000,000
Principal amount			1,000,000,000	500,000,000	248,000,000	200,000,000
Stated interest rate			1.70%	5.55%
Interest rate description					European Investment Bank floating rate
IncomeTaxUncertaintiesAbstract
Income Taxes Paid Reduced Tax Rate On Tax Exempt Profits	91,000,000	336,000,000
SignificantChangeInUnrecognizedTaxBenefitsIsReasonablyPossibleEstimatedRangeOfChangeUpperBound	$ 650,000,000